Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

Investments - 107.5%⁷	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Direct Investments - 58.5%[1,2]
Direct Credit - 0.3%
North America - 0.3%
COP Exterminators Acquisitions, Inc.[9]	Consumer Staples	Subordinated debt	7/31/2023		$456,838
($456,838 principal amount, 9% Cash 4% PIK, 1/28/2030)
Gula Buyer, Inc.[9,10]	Consumer Discretionary	Subordinated debt	10/25/2024		246,958
($246,958 principal amount, 9.33% Cash (CME Term SOFR 1M+5.00%, 0.75% Floor), 10/25/2031)
PracticeTek Midco, LLC[9]	Financial Technology	Subordinated debt	8/30/2023		1,181,821
($1,181,821 principal amount, 14% PIK, 8/30/2030)

Total Direct Credit					1,885,617

Direct Equity - 58.2%
Asia - Pacific - 3.2%
SLP Rainbow Co-Invest, L.P.*	Consumer Staples	Limited partnership interest	10/1/2022		12,421,604
SLP Redwood Co-Invest, L.P.*	Communication Services	Limited partnership interest	10/1/2022		9,944,090
Total Asia - Pacific					22,365,694

Europe - 15.9%
Bach Co-investment L.P.1*	Consumer Discretionary	Limited partnership interest	10/1/2022		39,684,670
BW CDMO Co-Invest, L.P.*[9]	Health Care	Limited partnership interest	11/4/2024		5,000,000
CVC Capital Partners Pachelbel (A) SCSp*[3,8]	Education Services	Limited partnership interest	7/8/2024		2,912,274
EQT VIII Co-Investment (D) SCSp*[8]	Health Care	Limited partnership interest	10/1/2022		18,714,892
Kirk Beauty Co-Investment Limited Partnership*[8]	Consumer Discretionary	Limited partnership interest	10/1/2022		6,773,524
Mayfair Olympic Holdco Limited*[8,9]	Utilities	Ordinary Shares	10/1/2022	1,243,556	9,382,823
Neptune Co-Investment, L.P.*[3]	Energy	Limited partnership interest	10/1/2022		892,903
SLP Jewel Co-Invest, L.P.*	Consumer Discretionary	Limited partnership interest	10/1/2022		6,924,082
SLP Mistral Co-Invest, L.P.*	Financials	Limited partnership interest	10/1/2022		16,806,133
SLP Zephyr Investors, L.P.*	Communication Services	Limited partnership interest	10/1/2022		5,600,411
Total Europe					112,691,712

See accompanying notes to the Consolidated Schedule of Investments.

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

Investments - 107.5%⁷	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America - 39.1%
ACP Canopy Co-Invest LLC*	Health Care	Limited liability company interest	11/1/2022	20,082	26,208,629
ACP Ukulele Co-Invest LP*	Health Care	Limited partnership interest	3/4/2024	25,671	7,041,522
Ares EPIC Co-Invest Delaware Feeder, L.P.*[3]	Energy	Limited partnership interest	10/1/2022		3,906,941
Ares EPIC Co-Invest II L.P.*[3]	Energy	Limited partnership interest	10/1/2022		12,920,381
Carlyle Sabre Coinvestment, L.P.*	Industrials	Limited partnership interest	10/1/2022		21,052,222
CC AEC Co-Invest L.P.*[9]	Health Care	Limited partnership interest	10/1/2022	5,324	3,424,567
Centeotl Co-Invest B, L.P.*[3]	Consumer Staples	Limited partnership interest	5/15/2023		7,116,166
COP Exterminators Investment, LLC *[9]	Consumer Staples	Limited liability company interest	7/28/2023	8,035,714	9,420,855
Ergotron Investments, LLC*[9]	Industrials	Limited liability company interest	10/1/2022	50,000	8,138,713
Gula Co-Invest II, L.P.*[9]	Consumer Discretionary	Common Units	10/23/2024	5,000	5,000,000
Hermod Co-Invest, LP*[9]	Consumer Discretionary	Limited partnership interest	10/15/2024	5,000,000	5,000,000
Ishtar Co-Invest-B LP3	Consumer Staples	Limited partnership interest	11/4/2022		43,999,549
LB Vacation Blocker LLC*[9]	Real Estate	Limited liability company interest	4/10/2023	2,902,688	9,026,576
LC Ahab Aggregator, LP*	Consumer Discretionary	Limited partnership interest	7/31/2024	5,000	7,824,512
MyTown Health Partners Parent, LP*[3,9]	Health Care	Limited partnership interest	7/17/2024	4,125,000	4,667,706
Oshun Co-Invest-B LP*[3]	Consumer Staples	Limited partnership interest	11/4/2022		6,163,689
PT Co-Invest II, L.P.*[3]	Financial Technology	Limited partnership interest	8/28/2023		13,095,207
RCP Monte Nido Co-Investment Fund, L.P.*	Health Care	Limited partnership interest	4/10/2023		5,874,697
RCP MQ Co-Investment Fund, L.P.*[9]	Health Care	Limited partnership interest	12/2/2024		5,030,506
SLP Blue Co-Invest, L.P.*	Information Technology	Limited liability company interest	10/1/2022		9,317,606
SLP West Holdings Co-Invest II, L.P.[5]	Communication Services	Limited partnership interest	10/1/2022		9,860,618
Thorium AppDirect Co-Invest, LLC*	Information Technology	Limited partnership interest	9/30/2024	10,000,000	24,902,193
TPG VII Renown Co-Invest II, L.P.*	Consumer Discretionary	Limited partnership interest	10/1/2022		55,838
VCP Roland Co-Invest Aggregator, L.P.*[9]	Consumer Staples	Limited partnership interest	10/21/2024	5,000	5,000,000
VCP Tech24 Co-Invest Aggregator, L.P.*	Business Services	Limited partnership interest	5/15/2024	5,000	5,547,804
WPP Fairway Aggregator B, L.P.*[9]	Consumer Staples	Class A Preferred Units	10/1/2022	13,053	16,377,777
WPP Fairway Aggregator B, L.P.*[9]	Consumer Staples	Class B Common Units	10/1/2022	13,053	1,405,847
Total North America					277,380,121
Total Direct Equity					412,437,527
Total Direct Investments (Cost $299,614,254) - 58.5%					414,323,144

Investment Funds - 47.4%¹ʼ²
Asia - Pacific - 3.9%
BPEA Private Equity Fund VI, L.P.2*[3]		Limited partnership interest	10/1/2022		6,976,094
BPEA Private Equity Fund VII, SCSp[3]		Limited partnership interest	10/1/2022		20,724,416
Total Asia - Pacific					27,700,510

Europe - 11.7%
CVC Capital Partners VI (D) S.L.P.[3,8]		Limited partnership interest	10/1/2022		9,890,776
CVC Capital Partners VII (A) L.P.[3,8]		Limited partnership interest	10/1/2022		18,283,263
EQT IX (No.1) EUR SCSp*[3,8]		Limited partnership interest	10/1/2022		12,565,276
EQT VII (No.1) Limited Partnership*[3,8]		Limited partnership interest	10/1/2022		6,849,180
EQT VIII (No.1) SCSp*[3,8]		Limited partnership interest	10/1/2022		18,222,308
Sixth Cinven Fund (No. 2) Limited Partnership[3,8]		Limited partnership interest	10/1/2022		17,877,436
Total Europe					83,688,239

See accompanying notes to the Consolidated Schedule of Investments.

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

Investments - 107.5%⁷	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Investment Funds (Continued)
North America - 31.8%
Ares Corporate Opportunities Fund V, L.P.*[3]		Limited partnership interest	10/1/2022		14,373,023
Ares Corporate Opportunities Fund VI Parallel (TE), L.P.[3]		Limited partnership interest	10/1/2022		23,997,545
Ares Energy Opportunities Fund B, L.P.[3]		Limited partnership interest	10/1/2022		9,331,093
Bansk Fund I-B, L.P.[3]		Limited partnership interest	9/13/2023		7,413,969
Carlyle International Energy Partners II S.C.Sp.[3]		Limited partnership interest	10/1/2022		10,673,519
Carlyle Partners VI, L.P.[3,4]		Limited partnership interest	10/1/2022		2,124,444
Carlyle Partners VII, L.P.[3]		Limited partnership interest	10/1/2022		10,456,313
Catterton Partners VII, L.P.*[3]		Limited partnership interest	10/1/2022		10,143,785
Gridiron Capital (Parallel) Fund V, L.P.*[3]		Limited partnership interest	11/27/2023		3,157,321
Insignia Capital Partners, L.P.[3,4]		Limited partnership interest	10/1/2022		9,135,393
Kinderhook Capital Fund IV, L.P.*		Limited partnership interest	10/1/2022		27,236
Lightyear Fund III, L.P.[3,4]		Limited partnership interest	10/1/2022		2,058,333
Nautic Partners VI, L.P.		Limited partnership interest	10/1/2022		35,554
Revelstoke Capital Partners Fund III, L.P.[3]		Limited partnership interest	8/22/2023		3,206,847
Riverstone Global Energy and Power Fund VI, L.P.[3]		Limited partnership interest	10/1/2022		3,845,412
Riverstone Non-ECI Partners, L.P.[3]		Limited partnership interest	10/1/2022		8,241,825
Silver Lake Partners IV, L.P.[3,4]		Limited partnership interest	10/1/2022		16,185,277
Silver Lake Partners V, L.P.[3,4]		Limited partnership interest	10/1/2022		18,425,249
SK Capital Partners III, L.P.*[3]		Limited partnership interest	10/1/2022		11,204,161
SL SPV-2, L.P.		Limited partnership interest	10/1/2022		6,221,435
SunTx Capital Partners II, L.P.*		Limited partnership interest	10/1/2022		19,730,069
TPG HealthCare Partners, L.P.[3]		Limited partnership interest	10/1/2022		6,150,852
TPG Partners VI, L.P.[3]		Limited partnership interest	10/1/2022		1,248,934
TPG Partners VIII, L.P.[3]		Limited partnership interest	10/1/2022		19,508,411
WestView Capital Partners III, L.P.*[3]		Limited partnership interest	10/1/2022		5,934,854
Wind Point Partners VII-B, L.P.*[3]		Limited partnership interest	10/1/2022		442,374
Wind Point Partners X-B, L.P.*[3]		Limited partnership interest	4/5/2024		2,700,336
Total North America					225,973,564
Total Investment Funds (Cost $394,796,379) - 47.4%					337,362,313

Short-Term Investments - 1.6%
North America - 1.6%
Fidelity Institutional Government Portfolio - Class I, 4.38%[6]				11,388,956	11,388,956
Total Short-Term Investments (Cost $11,388,956) - 1.6%					11,388,956

Total Investments (Cost $705,799,589) - 107.5%					763,074,413
Net Other Assets (Liabilites) - (7.5%)					(53,415,461)
Total Net Assets - 100.0%					$709,658,952

SOFR - Secured Overnight Financing Rate

CME Term SOFR 1M - Chicago Mercantile Exchange forward looking measure of SOFR for one month: 4.33%, as of December 31, 2024. Actual reference rates may vary based on the reset date of the security.

*	Investment is non-income producing.
[1]	Direct Investments and Investment Funds are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been acquired on various dates and for different amounts. The acquisition date is shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of December 31, 2024 was $751,685,457, or 105.9% of net assets. As of December 31, 2024, the aggregate cost of each investment restricted to resale was $456,838, $1,181,821, $246,958, $11,131,556, $8,594,339, $5,047,538, $21,223,189, $2,236,596, $14,358,592, $5,456,837, $7,914,290, $9,815,968, $5,874,561, $14,163,156, $7,821,866, $20,081,967, $5,085,250, $5,922,469, $9,589,902, $9,365,886, $5,330,779, $5,160,290, $9,000,000, $5,000,000, $5,025,000, $5,154,248, $5,851,409, $5,237,381, $5,091,881, $4,125,000, $3,208,978, $10,048,844, $6,247,970, $5,134,616, $8,729,538, $6,516,752, $10,563,082, $5,098,713, $5,094,389, $5,285,149, $13,053,292, $87,364, $12,010,014, $20,753,636, $14,088,580, $19,792,873, $12,728,741, $7,965,432, $21,236,026, $21,976,619, $15,593,512, $18,697,100, $11,547,406, $5,283,463, $12,784,937, $4,376,854, $9,702,656, $16,499,676, $3,006,491, $28,643,647, $1,731,471, $2,052,337, $5,257,615, $3,406,943, $5,355,449, $13,176,653, $15,295,725, $18,551,515, $21,180,513, $5,356,393, $6,048,777, $5,564,152, $2,945,004, $18,683,632, $9,555,838, $1,762,976 and $2,183,723 respectively, totaling $694,410,633.
[2]	Direct Investments and Investment Funds do not allow redemptions or withdrawals except at discretion of their general partner, manager, or adviser.
[3]	Investment has been committed to but has not been fully funded by the Fund.
[4]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Splitter Partnership.
[5]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Blocker, LLC.
[6]	The rate is the annualized seven-day yield as of December 31, 2024.
[7]	Investments are held through CC PMF Holdings, LLC, a consolidated Subsidiary, unless otherwise denoted.
[8]	Foreign security denominated in U.S. Dollars.
9	The fair value of the investment was determined using significant unobservable inputs.
[10]	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.

See accompanying notes to the Consolidated Schedule of Investments.

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

Note 1 - Valuation of Investments

The Fund invests, under normal circumstances, in a broad portfolio of private assets and values them at fair value in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). The Fund’s investments include (i) direct investments and co-investments in the equity or debt of operating companies (“Direct Equity Investments” or “Direct Credit Investments,” respectively, and together, “Direct Investments”); (ii) primary commitments to new private equity or other closed-end private funds and purchases of existing interests of private equity or other closed-end private funds that are acquired on the secondary market (“Primary Investments” and “Secondary Investments”, respectively, and together, “Investment Funds”), which are managed by third-party managers (“Investment Fund Managers”); (iii) direct or secondary purchases of liquid credit instruments; (iv) other liquid investments (i.e. strategies with a higher liquidity profile than direct investments or investments in funds, including listed private equity) and short-term investments (together, “Short-term Investments”).

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Pursuant to the requirements of Rule 2a-5, the Board has designated the Adviser as its valuation designee to perform fair value determinations and approved the valuation procedures for the Fund.

Where available, the Fund uses the net asset value (“NAV”) reported by the sponsors (“Sponsors”) of the Direct Investments and Investment Fund Managers as a practical expedient in determining their fair values as of a valuation date for the Fund, in accordance with ASC 820. If the most recent NAV is reported as of a date which does not align with the valuation date for the Fund, the Adviser assesses whether an adjustment to the most recently reported NAV is justified in accordance with the Fund’s valuation procedures. In making this assessment, the Adviser considers, among other things, information provided by the Sponsors and Investment Fund Managers, including quarterly unaudited financial statements and cash flow activity observed during the period between the most recently reported NAV date and the valuation date for the Fund. The Adviser will also review the appropriateness of the adjustment to the most recently reported NAV based on any new information or changes in assumptions regarding the security, reliable public information, actual trade prices or other information that becomes available subsequent to the most recently reported NAV.

If a NAV is not reported by a Sponsor or an Investment Fund Manager to the Fund or an investment does not meet the qualifications of an investment company under ASC 946, the Adviser may make a fair value determination by utilizing information provided by the Sponsor or Investment Fund Manager, including quarterly unaudited financial statements, financial forecasts, and cash flow activity observed during the valuation period. The Adviser may also utilize the cost of the investment, present value or other subjective income and market-based valuation techniques acceptable under ASC 820. These techniques may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser has established an internal valuation committee consisting of senior members of the organization to review and approve valuations related to the Direct Investments and Investment Funds as of each valuation date.

For investments that are publicly traded and have market quotations readily available on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange, valuations will be based on their respective market price and may be further adjusted for potential restrictions on the transfer or sale of such securities.

Note 2 – Fair Value Measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price), or in the absence of a principal market, the most advantageous market for the asset, and establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Adviser. Unobservable inputs reflect the Adviser’s assumption about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of financial instruments included in Level 1 are listed unrestricted securities, equities and listed derivatives, if any, listed in active markets.

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments

December 31, 2024 (Unaudited)(Continued)

Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly in active markets as of the reporting date, and fair value that is determined using models or other valuation methodologies. Financial instruments in this category generally include corporate bonds and loans, less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, certain over-the-counter derivatives and interests in Private Assets whose fair value is predominantly attributable to investments in Level 1 type securities. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3 – Inputs that are unobservable for the asset or liability and that include situations where there is little,if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Financial instruments in this category generally include equity and debt positions in private companies, and nonredeemable investments in alternative investment funds, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives, if any, where the fair value is based on unobservable inputs.

ASC 820 also permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported NAV per share, or its equivalent, as a practical expedient for its fair value. Accordingly, the Fund may utilize the NAV per share as reported by certain Sponsors and Investment Fund Managers as of a valuation date as a practical expedient for its fair value. If the NAV reported by certain Sponsors and Investment Fund Managers is not as of the same date as the valuation date, the Fund is permitted under ASC 820 to estimate the fair value of those Private Assets by adjusting the most recently reported NAV as a practical expedient for fair value.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2024:

	Level 1	Level 2	Level 3	NAV as a Practical Expedient	Total
Investments
Direct Investments	$—	$56,401,256	$88,760,987	$269,160,901	$414,323,144
Investment Funds	—	—	—	337,362,313	337,362,313
Short-Term Investments	11,388,956	—	—	—	11,388,956
Total Investments	$11,388,956	$56,401,256	$88,760,987	$606,523,214	$763,074,413